Equity Compensation Plans - TIM S.p.A Stock Option Plan - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options exercisable at assigned targets	20.00%
Percentage of options vesting at assigned targets	40.00%
Exercise price	€ 0.94
Range One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share outstanding	133,042
Strike price	€ 1.15
Range Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share outstanding	343,069
Strike price	€ 1.01
Range Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share outstanding	893,617
Strike price	€ 0.99
Range Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share outstanding	13,555,651
Strike price	€ 0.94
2014/2016 Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares available for issue	196,000,000